Portfolio of Investments March 31, 2026
SPXX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
2514707631 COMMON STOCKS - 99 .3% 2514707631
AUTOMOBILES & COMPONENTS - 1.8%
50,606 Gentex Corp $ 1,105,741
773 Harley-Davidson, Inc 15,630
4,955 (a) Rivian Automotive, Inc, Class A 74,573
119,887 (a) Tesla, Inc 44,567,992
TOTAL AUTOMOBILES & COMPONENTS 45,763,936
BANKS - 3.8%
261,995 Fifth Third Bancorp 12,172,288
83 First Citizens BancShares, Inc, Class A 156,427
124,661 First Horizon Corp 2,837,284
206,201 JPMorgan Chase & Co 60,656,086
483,937 KeyCorp 9,702,937
31,173 M&T Bank Corp 6,444,083
158 (a) Texas Capital Bancshares, Inc 14,991
126 Wintrust Financial Corp 17,506
60,850 Zions Bancorp NA 3,506,177
TOTAL BANKS 95,507,779
CAPITAL GOODS - 8.6%
78,080 3M Co 11,339,558
576 Acuity, Inc 161,407
2,309 AGCO Corp 267,544
4,980 (a) Archer Aviation, Inc, Class A 25,746
1,664 Argan, Inc 906,297
15,208 (a) Array Technologies, Inc 109,954
3,455 (a) Bloom Energy Corp, Class A 468,118
108,698 (a),(b) Boeing Co 21,634,163
1,968 BWX Technologies, Inc 402,436
610 Carlisle Cos, Inc 203,508
108,878 Caterpillar, Inc 77,135,708
16,282 CNH Industrial NV 179,102
1,002 Curtiss-Wright Corp 682,482
905 Esab Corp 87,477
8,843 Ferguson Enterprises, Inc 2,062,718
12,904 GE Vernova, Inc 11,263,902
47,357 General Electric Co 13,438,496
37,108 Graco, Inc 3,141,192
5,914 HEICO Corp 1,621,619
114,856 Honeywell International, Inc 25,960,902
121 Lincoln Electric Holdings, Inc 30,139
974 (a) MasTec, Inc 313,375
10,623 (a) NEXTracker, Inc, Class A 1,280,603
9,120 Northrop Grumman Corp 6,222,029
3,046 (a) NuScale Power Corp 33,019
16,404 nVent Electric plc 1,940,265
1,341 Oshkosh Corp 197,409
2,411 Owens Corning 260,918
15,767 Parker-Hannifin Corp 14,115,249
98,803 RTX Corp 19,059,099
5,238 (a) Shoals Technologies Group, Inc, Class A 34,466
431 (a) Sterling Infrastructure, Inc 175,533
5,935 (a) Sunrun, Inc 80,479
10,383 Timken Co 1,044,218
498 Valmont Industries, Inc 198,986
620 Watsco, Inc 225,550
4,597 Woodward, Inc 1,645,358
TOTAL CAPITAL GOODS 217,949,024

Portfolio of Investments March 31, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,928 Booz Allen Hamilton Holding Corp $ 228,472
572 (a) CACI International, Inc, Class A 311,094
463 (a) Clarivate plc 1,171
765 (a) Clean Harbors, Inc 219,348
2,669 (a) GEO Group, Inc 44,866
1,032 RB Global, Inc 98,917
636 Science Applications International Corp 60,369
18,743 SS&C Technologies Holdings, Inc 1,266,464
10,761 TransUnion 744,554
13,228 Waste Connections, Inc 2,148,756
37,983 Waste Management, Inc 8,728,114
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,852,125
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
921 (a) Abercrombie & Fitch Co, Class A 84,152
1,008 Academy Sports & Outdoors, Inc 56,902
446,175 (a),(b) Amazon.com, Inc 92,924,867
817 (a) AutoNation, Inc 159,527
2,461 (a) Burlington Stores, Inc 800,760
6,295 Dick's Sporting Goods, Inc 1,248,236
3,114 (a) Five Below, Inc 711,487
4,159 Gap, Inc 100,648
130,268 Home Depot, Inc 42,843,842
5,691 JD.com, Inc, ADR 168,283
334 Lithia Motors, Inc 83,406
29,953 Lowe's Cos, Inc 7,077,295
5,158 Macy's, Inc 93,308
295 Murphy USA, Inc 145,721
392 (a) PDD Holdings, Inc (ADR) 40,055
148 (a) RH 20,693
1,118 (a) Urban Outfitters, Inc 70,825
3,867 (a) Valvoline, Inc 130,241
1,347 (a) Victoria's Secret & Co 62,447
2,185 (a) Wayfair, Inc, Class A 164,334
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 146,987,029
CONSUMER DURABLES & APPAREL - 0.6%
1,423 Cricut, Inc, Class A 5,322
132 Installed Building Products, Inc 35,000
41,281 KB Home 2,136,292
6,689 Kontoor Brands, Inc 470,170
14,823 (a) Mattel, Inc 215,378
956 Meritage Homes Corp 59,119
136,976 NIKE, Inc, Class B 7,235,072
10,173 Polaris, Inc 554,428
4,598 Somnigroup International, Inc 339,884
4,619 (a) Taylor Morrison Home Corp 269,011
16,980 Toll Brothers, Inc 2,317,261
6,245 (a) TopBuild Corp 2,193,868
1,166 Whirlpool Corp 62,871
TOTAL CONSUMER DURABLES & APPAREL 15,893,676
CONSUMER SERVICES - 1.8%
3,780 Aramark 153,241
2,074 Booking Holdings, Inc 8,732,204
2,469 Boyd Gaming Corp 202,902
540 (a) Bright Horizons Family Solutions, Inc 44,350
2,332 (a) DraftKings, Inc, Class A 50,418
5,484 (a) Duolingo, Inc 540,558
3,868 H&R Block, Inc 122,770
2,771 Hyatt Hotels Corp 398,442
200 (a) Liberty Live Holdings, Inc, Class A 18,328
23,509 Marriott International, Inc, Class A 7,689,089
86,729 McDonald's Corp 26,954,506

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
1,495 Papa John's International, Inc $ 48,453
1,598 (a) Planet Fitness, Inc 118,859
1,324 Restaurant Brands International, Inc 97,844
1,446 Service Corp International 119,310
234 (a) Shake Shack, Inc, Class A 20,702
832 Travel & Leisure Co 57,566
354 Wingstop, Inc 54,859
TOTAL CONSUMER SERVICES 45,424,401
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
3,582 (a) BJ's Wholesale Club Holdings, Inc 352,540
4,906 Casey's General Stores, Inc 3,570,881
19,691 Costco Wholesale Corp 19,620,703
19,147 (a) Maplebear, Inc 717,247
804 (a) Performance Food Group Co 68,871
20,455 (a) Sprouts Farmers Market, Inc 1,577,694
18,796 (a) US Foods Holding Corp 1,733,179
222,904 Walmart, Inc 27,702,509
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 55,343,624
ENERGY - 4.0%
6,029 Antero Midstream Corp 137,461
3,771 (a) Antero Resources Corp 160,041
75,459 Cenovus Energy, Inc 2,001,927
556 (a) Centrus Energy Corp, Class A 96,516
3,057 Cheniere Energy, Inc 867,454
183,794 Chevron Corp 38,026,979
9,675 (a) CNX Resources Corp 372,971
16,271 (a) Comstock Resources, Inc 342,993
64,103 ConocoPhillips 8,461,596
5,824 Core Natural Resources, Inc 609,947
11,887 Crescent Energy Co, Class A 160,474
16,502 DHT Holdings, Inc 301,492
3,176 Enbridge, Inc 171,949
16,944 (a) Energy Fuels, Inc 309,228
162,655 Exxon Mobil Corp 27,596,047
25,402 HF Sinclair Corp 1,584,831
13,113 Kinetik Holdings, Inc 634,800
190,142 (a) Kosmos Energy Ltd 528,595
3,278 Liberty Energy, Inc 94,406
8,505 Magnolia Oil & Gas Corp, Class A 268,503
34,206 Marathon Petroleum Corp 8,352,421
36,891 Murphy Oil Corp 1,521,754
2,933 National Fuel Gas Co 275,585
3,396 Northern Oil & Gas, Inc 99,265
4,448 NOV Inc 83,667
16,397 Ovintiv, Inc 973,326
16,137 (a) Par Pacific Holdings, Inc 1,010,822
17,641 PBF Energy, Inc, Class A 840,064
20,845 Peabody Energy Corp 686,843
30,193 Permian Resources Holdings, Inc, Class A 643,715
18,756 Range Resources Corp 847,396
12,586 (a) Sable Offshore Corp 207,921
57,893 SM Energy Co 1,805,104
11,307 (a) Talos Energy, Inc 178,198
5,538 TC Energy Corp 346,679
8,013 TechnipFMC plc 553,939
419 (a) Tidewater, Inc 35,007
17,266 (a) Transocean Ltd 114,474
TOTAL ENERGY 101,304,390

Portfolio of Investments March 31, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
25,850 Agree Realty Corp $ 1,948,573
18,376 American Healthcare REIT, Inc 866,612
127,071 American Homes 4 Rent, Class A 3,547,822
56,180 Americold Realty Trust, Inc 643,823
15,453 Brixmor Property Group, Inc 445,046
101,281 CareTrust REIT, Inc 3,711,949
6,840 Cousins Properties, Inc 154,379
909 EastGroup Properties, Inc 168,247
31,107 EPR Properties 1,554,106
39,695 Equity LifeStyle Properties, Inc 2,477,762
4,456 First Industrial Realty Trust, Inc 257,780
27,366 Gaming and Leisure Properties, Inc 1,214,229
220 (a) Hudson Pacific Properties, Inc 1,300
10,398 Independence Realty Trust, Inc 154,826
27,053 Lamar Advertising Co, Class A 3,426,533
2,713 Macerich Co 51,276
11,763 National Storage Affiliates Trust 443,936
11,223 NNN REIT, Inc 471,703
57,938 Omega Healthcare Investors, Inc 2,538,843
6,974 Phillips Edison & Co, Inc 260,967
83,050 Rayonier, Inc 1,712,491
915 Ryman Hospitality Properties, Inc 84,427
13,952 Sabra Health Care REIT, Inc 268,297
497 SL Green Realty Corp 18,359
2,366 Sun Communities, Inc 298,021
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 26,721,307
FINANCIAL SERVICES - 9.7%
1,210 (a) Affirm Holdings, Inc 55,442
5,039 AGNC Investment Corp 50,541
1,769 Ally Financial, Inc 69,398
84,296 (b) American Express Co 25,497,854
5,502 Annaly Capital Management, Inc 116,367
80,072 (a),(b) Berkshire Hathaway, Inc, Class B 38,370,502
80,556 Brookfield Corp 3,260,101
38,024 Capital One Financial Corp 6,936,718
71,247 Charles Schwab Corp 6,695,793
21,911 CME Group, Inc 6,471,414
4,051 Corebridge Financial, Inc 96,657
5,354 Equitable Holdings, Inc 198,687
81,724 (b) Goldman Sachs Group, Inc 69,137,687
53,010 Intercontinental Exchange, Inc 8,337,413
53,619 Jefferies Financial Group, Inc 2,212,856
3,135 LPL Financial Holdings, Inc 943,102
25,408 Mastercard, Inc, Class A 12,695,361
55,888 MGIC Investment Corp 1,467,060
428 PennyMac Financial Services, Inc 37,407
4,127 Radian Group, Inc 136,521
7,935 (a) Rocket Cos, Inc, Class A 113,074
20,745 S&P Global, Inc 8,823,678
89,957 SLM Corp 1,925,979
6,433 (a) SoFi Technologies, Inc 102,156
2,490 (a) StoneCo Ltd, Class A 35,159
1,550 (a) Toast, Inc, Class A 41,091
1,089 Tradeweb Markets, Inc, Class A 128,132
813 (a) Upstart Holdings, Inc 20,854
909 Virtu Financial, Inc, Class A 39,978
167,541 Visa, Inc, Class A 50,637,592
1,567 Voya Financial, Inc 107,057
4,411 XP, Inc, Class A 83,986
TOTAL FINANCIAL SERVICES 244,845,617

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 1.8%
97,912 Altria Group, Inc $ 6,461,213
735 (a) Boston Beer Co, Inc, Class A 169,344
27,399 British American Tobacco plc, Sponsored ADR 1,602,020
6,696 Cal-Maine Foods, Inc 529,988
20,002 (a) Celsius Holdings, Inc 709,671
325,426 Coca-Cola Co 24,748,647
6,340 Coca-Cola Consolidated, Inc 1,215,632
8,420 Coca-Cola Europacific Partners plc 763,441
857 (a) Darling Ingredients, Inc 53,006
646 (a) Freshpet, Inc 38,088
2,711 Ingredion, Inc 305,421
132,012 Mondelez International, Inc, Class A 7,609,172
4,562 Pilgrim's Pride Corp 172,261
6,790 (a) Post Holdings, Inc 671,259
36,039 Primo Brands Corp 678,614
25 Seaboard Corp 141,351
819 (a) Vita Coco Co, Inc 39,238
TOTAL FOOD, BEVERAGE & TOBACCO 45,908,366
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
99,958 Abbott Laboratories 10,262,688
19,198 Alcon AG. 1,446,569
815 (a) Axogen, Inc 27,001
104,752 (a) Boston Scientific Corp 6,573,188
20,197 (a) Doximity, Inc, Class A 470,590
2,194 Encompass Health Corp 212,226
1 GE HealthCare Technologies, Inc 71
13,749 HCA Healthcare, Inc 6,506,577
13,334 (a) Hims & Hers Health, Inc 276,814
554 (a) ICU Medical, Inc 71,549
7,105 (a) Inspire Medical Systems, Inc 366,476
1,898 (a) IRhythm Holdings, Inc 224,002
2,247 (a) Lantheus Holdings, Inc 170,435
1,273 (a) Masimo Corp 226,429
665 (a) Merit Medical Systems, Inc 45,838
3,602 (a) Penumbra, Inc 1,182,789
11,702 (a) PROCEPT BioRobotics Corp 292,667
1,758 (a) Tenet Healthcare Corp 331,752
1,966 (a) TransMedics Group, Inc 195,440
120,385 UnitedHealth Group, Inc 32,574,977
1,943 (a) Veeva Systems, Inc, Class A 341,307
15,043 (a) Waystar Holding Corp 362,687
TOTAL HEALTH CARE EQUIPMENT & SERVICES 62,162,072
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,085 (a) BellRing Brands, Inc 17,458
814 (a) elf Beauty, Inc 49,337
217,069 Procter & Gamble Co 31,353,446
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 31,420,241
INSURANCE - 1.8%
36,502 Arthur J Gallagher & Co 7,905,603
1,414 F&G Annuities & Life, Inc 35,802
23,577 Fidelity National Financial, Inc 1,093,501
633 Hanover Insurance Group, Inc 109,731
191 Kinsale Capital Group, Inc 65,257
9,393 Lincoln National Corp 333,452
117 (a) Markel Group, Inc 223,946
4,817 Old Republic International Corp 192,198
1,472 (a) Oscar Health, Inc, Class A 16,884
1,384 Primerica, Inc 346,664
1,130 Reinsurance Group of America, Inc 230,701
3,785 RenaissanceRe Holdings Ltd 1,125,016
1,301 RLI Corp 74,209

Portfolio of Investments March 31, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
INSURANCE (continued)
113,010 Travelers Cos, Inc $ 32,962,757
7,327 Unum Group 535,091
1 W R Berkley Corp 66
TOTAL INSURANCE 45,250,878
MATERIALS - 1.7%
8,031 AngloGold Ashanti PLC 781,898
5,193 (a) Axalta Coating Systems Ltd 143,846
33,954 Barrick Mining Corp 1,384,984
2,750 Cabot Corp 207,103
6,304 Chemours Co 138,877
36,907 (a) Coeur Mining, Inc 692,744
2,790 (a) Critical Metals Corp 22,153
11,925 Crown Holdings, Inc 1,195,481
24,938 Eastman Chemical Co 1,903,268
12,600 Element Solutions, Inc 430,164
2,306 FMC Corp 39,709
4,699 Graphic Packaging Holding Co 46,708
48,913 Hecla Mining Co 911,249
1,509 Louisiana-Pacific Corp 109,780
11,339 (a) LSB Industries, Inc 168,951
351 (a) Magnera Corp 3,338
7,994 (a) MP Materials Corp 385,790
148 NewMarket Corp 94,861
28,926 (a) Novagold Resources, Inc 259,755
27,596 Nutrien Ltd 2,082,394
12,177 Olin Corp 362,022
540 Reliance, Inc 164,117
7,464 Royal Gold, Inc 1,899,513
17,754 RPM International, Inc 1,764,748
1,171 Scotts Miracle-Gro Co 71,209
78,080 Sherwin-Williams Co 25,028,544
7,073 Solstice Advanced Materials, Inc 538,680
5,718 Sonoco Products Co 309,287
11,594 Southern Copper Corp 1,994,864
22,957 (a) SSR Mining, Inc 674,936
7,717 (a) United States Antimony Corp 67,369
21,809 (a) USA Rare Earth, Inc 330,079
TOTAL MATERIALS 44,208,421
MEDIA & ENTERTAINMENT - 8.5%
250,758 (b) Alphabet, Inc, Class A 72,107,971
197,765 (b) Alphabet, Inc, Class C 56,730,868
16 (a) AMC Entertainment Holdings, Inc, Class A 16
12,087 Cinemark Holdings, Inc 344,721
21,912 (a) IMAX Corp 832,875
1,078 (a) Liberty Media Corp-Liberty Formula One, Class A 84,170
89,841 Meta Platforms, Inc 51,400,731
199,750 (a) Netflix, Inc 19,205,963
17,899 New York Times Co, Class A 1,498,683
2,472 (a) Pinterest, Inc, Class A 45,336
2,142 (a) Reddit, Inc, Class A 288,420
3,910 (a) ROBLOX Corp, Class A 221,150
15,958 (a) Roku, Inc 1,509,946
2,945 (a) Spotify Technology S.A. 1,428,060
90,095 Walt Disney Co 8,683,356
TOTAL MEDIA & ENTERTAINMENT 214,382,266
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
77,968 (b) AbbVie, Inc 16,957,260
2,460 (a) Alkermes plc 86,986
101,040 (b) Amgen, Inc 35,550,924
712 (a) Bridgebio Pharma, Inc 52,873
32,494 Eli Lilly & Co 29,887,006

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,298 (a) Exelixis, Inc $ 184,341
54,740 Gilead Sciences, Inc 7,629,114
70 (a) GRAIL, Inc 3,618
677 (a) Ionis Pharmaceuticals, Inc 50,836
179,900 Johnson & Johnson 43,974,756
385 (a) Medpace Holdings, Inc 184,873
204,498 Merck & Co, Inc 24,599,064
4,059 Royalty Pharma plc 194,710
30,271 (a) Teva Pharmaceutical Industries Ltd, Sponsored ADR 911,763
24,141 Thermo Fisher Scientific, Inc 11,866,026
864 (a) Viking Therapeutics, Inc 28,115
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 172,162,265
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
39,270 (a) Compass, Inc, Class A 287,064
1,199 (a) Jones Lang LaSalle, Inc 364,880
62,746 (a) Opendoor Technologies, Inc 293,651
25,604 (a) Zillow Group, Inc, Class C 1,059,493
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,005,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.2%
4,209 (a) ACM Research, Inc, Class A 165,624
77,842 (a) Advanced Micro Devices, Inc 15,835,398
2,194 (a) Aehr Test Systems 81,354
5,790 (a) Allegro MicroSystems, Inc 182,559
14,209 Amkor Technology, Inc 639,831
53,765 (b) Applied Materials, Inc 18,376,339
10,339 (a) Astera Labs, Inc 1,133,155
23,243 (a) Blaize Holdings, Inc 42,302
208,408 (b) Broadcom, Inc 64,504,360
12,493 (a) Cirrus Logic, Inc 1,806,738
16,150 (a) Credo Technology Group Holding Ltd 1,516,001
13,873 (a) Enphase Energy, Inc 524,538
16,129 Entegris, Inc 1,890,964
6,366 (a) FormFactor, Inc 617,438
16,973 (a) GLOBALFOUNDRIES, Inc 754,959
4,684 (a) Impinj, Inc 481,047
210,186 (a) Intel Corp 9,275,508
69,789 Lam Research Corp 14,911,118
11,178 (a) Lattice Semiconductor Corp 1,036,871
5,185 (a) MACOM Technology Solutions Holdings, Inc 1,151,433
16,868 Marvell Technology, Inc 1,670,775
52,948 Micron Technology, Inc 17,887,952
9,335 MKS, Inc 2,145,276
55,204 (a) Navitas Semiconductor Corp 484,139
1,086,833 (b) NVIDIA Corp 189,543,675
5,492 (a) Onto Innovation, Inc 1,126,245
19,717 Power Integrations, Inc 1,009,510
1,743 (a) Qorvo, Inc 134,908
60,927 QUALCOMM, Inc 7,846,179
13,160 (a) Rambus, Inc 1,132,155
27,187 (a) Rigetti Computing, Inc 381,706
3,874 (a) Semtech Corp 297,872
4,155 (a) Silicon Laboratories, Inc 864,863
1,398 (a) SiTime Corp 482,799
3,200 (a) SkyWater Technology, Inc 87,712
5,062 Universal Display Corp 463,983
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 360,487,286
SOFTWARE & SERVICES - 9.2%
7,803 (a) Appfolio, Inc, Class A 1,231,469
6,179 (a) Applied Digital Corp 146,689
10,118 (a) Asana, Inc 64,755
34,351 (a) Atlassian Corp, Class A 2,344,456

Portfolio of Investments March 31, 2026
(continued)
SPXX

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
34,691 Bentley Systems, Inc, Class B $ 1,218,348
3,738 (a) BlackLine, Inc 138,306
66,802 (a) Box, Inc, Class A 1,579,199
19,623 (a) Braze, Inc, Class A 463,299
148,102 (a) CCC Intelligent Solutions Holdings, Inc 888,612
6,521 (a) Check Point Software Technologies Ltd 931,525
16,183 (a) Cipher Digital, Inc 208,275
4,078 (a) Circle Internet Group, Inc 389,082
27,781 (a) Cleanspark, Inc 236,416
3,714 Clear Secure, Inc, Class A 179,795
784 (a) Cloudflare, Inc, Class A 161,771
27,716 (a) Docusign, Inc 1,314,016
7,120 (a) Dropbox, Inc, Class A 161,766
11,636 (a) D-Wave Quantum, Inc 167,907
49,974 (a) Dynatrace, Inc 1,848,039
8,865 (a) Elastic NV 443,161
67,384 (a) Freshworks, Inc, Class A 541,094
39,288 (a) Gitlab, Inc, Class A 850,192
13,897 (a) Guidewire Software, Inc 2,078,435
9,811 (a) HubSpot, Inc 2,394,865
10,689 (a) Hut 8 Corp 501,421
32,908 (a) Intapp, Inc 845,407
1,387 InterDigital, Inc 418,874
78,080 International Business Machines Corp 18,925,811
4,982 (a) Manhattan Associates, Inc 663,204
71,512 (a) MARA Holdings, Inc 583,538
354,560 Microsoft Corp 131,247,475
15,287 (a) Nutanix, Inc, Class A 581,059
74,928 Oracle Corp 11,022,658
99,924 (a) Palantir Technologies, Inc, Class A 14,616,883
16,447 Pegasystems, Inc 699,984
15,176 (a) Procore Technologies, Inc 865,032
10,001 (a) Qualys, Inc 878,588
3,731 RingCentral, Inc, Class A 138,756
23,061 (a) Riot Platforms, Inc 285,034
3,681 (a) Rubrik, Inc, Class A 180,259
118,647 Salesforce, Inc 22,147,835
22,888 (a) Samsara, Inc, Class A 725,321
38,064 (a) SentinelOne, Inc, Class A 490,264
6,661 (a) Shopify, Inc, Class A 790,128
8,173 (a) SoundHound AI, Inc 56,149
3,140 (a) Strategy, Inc 391,872
16,156 (a) Terawulf, Inc 233,131
103,608 (a) UiPath, Inc, Class A 1,150,049
13,487 (a) Unity Software, Inc 295,905
38,361 (a) Varonis Systems, Inc 823,611
37,005 (a) Vertex, Inc, Class A 439,989
5,762 (a) Wix.com Ltd 518,983
6,010 (a) Workiva, Inc 358,376
10,368 (a) Zoom Communications, Inc 833,484
11,204 (a) Zscaler, Inc 1,571,809
TOTAL SOFTWARE & SERVICES 233,262,361
TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
6,033 Advanced Energy Industries, Inc 1,946,910
855 (a) Aeva Technologies, Inc 11,252
647,658 (b) Apple, Inc 164,369,124
4,727 (a) Applied Optoelectronics, Inc 399,857
392 (a) Arrow Electronics, Inc 56,217
311 Avnet, Inc 19,164
6,272 Badger Meter, Inc 955,539
2,829 Bel Fuse, Inc, Class A 509,786
430 (a) Calix, Inc 21,066

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
16,927 (a) Ciena Corp $ 6,571,569
305,265 Cisco Systems, Inc 23,685,511
13,065 Cognex Corp 640,054
678 (a) Diebold Nixdorf, Inc 51,148
15,900 (a) Everpure, Inc 938,736
12,887 (a) Evolv Technologies Holdings, Inc 77,966
3,745 (a) Fabrinet 1,953,092
37,851 (a) Flex Ltd 2,477,727
45,512 GPGI, Inc 778,255
36,675 (a) IonQ, Inc 1,057,340
3,663 (a) IPG Photonics Corp 419,743
28,100 (a) Mirion Technologies, Inc 522,379
7,918 (a) nLight, Inc 451,484
1,126 (a) OSI Systems, Inc 298,964
6,936 (a) Ouster, Inc 127,414
786 (a) Plexus Corp 159,197
15,008 (a) Quantum Computing, Inc 102,805
20,490 Ralliant Corp 852,179
12,527 (a) Sanmina Corp 1,624,000
11,943 Telefonaktiebolaget LM Ericsson, Sponsored ADR 134,598
13,649 (a) TTM Technologies, Inc 1,329,686
38,959 (a) Viavi Solutions, Inc 1,296,556
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 213,839,318
TELECOMMUNICATION SERVICES - 0.6%
1,065 Array Digital Infrastructure, Inc 49,139
5,409 (a) AST SpaceMobile, Inc 448,244
4,158 (a) Globalstar, Inc 276,174
15,519 Iridium Communications, Inc 430,497
19,540 (a) Lumen Technologies, Inc 135,803
12,339 Millicom International Cellular S.A. 924,685
607 Telephone and Data Systems, Inc 25,555
270,406 Verizon Communications, Inc 13,574,381
TOTAL TELECOMMUNICATION SERVICES 15,864,478
TRANSPORTATION - 0.5%
2,495 (a) Avis Budget Group, Inc 363,896
23,404 Canadian Pacific Kansas City Ltd 1,840,959
917 Copa Holdings S.A., Class A 104,180
910 (a) GXO Logistics, Inc 47,183
21,947 Norfolk Southern Corp 6,298,789
5,150 (a) Saia, Inc 1,809,092
12,609 (a) XPO, Inc 2,453,081
TOTAL TRANSPORTATION 12,917,180
UTILITIES - 2.0%
62,536 Ameren Corp 6,873,957
19,302 Black Hills Corp 1,339,752
7,461 Brookfield Renewable Corp 297,172
36,556 California Water Service Group 1,657,449
56,807 Clearway Energy, Inc, Class C 2,231,947
91,538 Essential Utilities, Inc 3,686,235
5,748 H2O America 337,235
18,407 (a) Hawaiian Electric Industries, Inc 273,160
32,225 IDACORP, Inc 4,607,208
2,069 New Jersey Resources Corp 113,630
83,995 NextEra Energy, Inc 7,801,456
9,037 Northwestern Energy Group, Inc 595,900
117,369 OGE Energy Corp 5,629,017
7,293 (a) Oklo, Inc 361,660
815 Otter Tail Corp 71,533
94,078 Portland General Electric Co 4,964,496
69 Southwest Gas Holdings, Inc 5,996
2,714 (a) Talen Energy Corp 866,390

Portfolio of Investments March 31, 2026
(continued)
SPXX

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
3,370 TXNM Energy, Inc $ 197,010
14,191 UGI Corp 516,836
76,155 WEC Energy Group, Inc 8,816,464
TOTAL UTILITIES 51,244,503
TOTAL COMMON STOCKS
(Cost $727,408,281) 2,514,707,631
SHARES DESCRIPTION VALUE
12113032 EXCHANGE-TRADED FUNDS - 0 .5% 12113032
5,800 SPDR S&P 500 ETF Trust 3,771,972
26,000 Vanguard Total Stock Market ETF 8,341,060
TOTAL EXCHANGE-TRADED FUNDS
(Cost $10,539,373) 12,113,032
SHARES DESCRIPTION MATURITY VALUE
167 WARRANTS - 0 .0% 167
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
154 Opendoor Technologies Inc 11/20/26 93
154 Opendoor Technologies Inc 11/20/26 38
154 Opendoor Technologies Inc 11/20/26 36
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 167
TOTAL WARRANTS
(Cost $0) 167
TOTAL LONG-TERM INVESTMENTS
(Cost $737,947,654) 2,526,820,830
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
17,530,236 REPURCHASE AGREEMENTS - 0 .7% 17,530,236
$ 17,530,236 (c) Fixed Income Clearing Corporation 1 .060% 04/01/26 17,530,236
TOTAL REPURCHASE AGREEMENTS
(Cost $17,530,236) 17,530,236
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,530,236) 17,530,236
TOTAL INVESTMENTS - 100 .5%
(Cost $ 755,477,890 ) 2,544,351,066
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (13,784,512)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,530,566,554
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $17,530,752 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $17,880,984.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (269) $ (190,990,000) $ 7,100 3/31/26 $ (673)
Call S&P 500 Index (295) (193,225,000) 6,550 4/17/26 (3,360,050)
Call S&P 500 Index (190) (125,400,000) 6,600 4/17/26 (1,640,650)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (270) $ (184,950,000) $ 6,850 4/17/26 $ (206,550)
Call S&P 500 Index (270) (189,000,000) 7,000 4/17/26 (33,075)
Call S&P 500 Index (266) (188,860,000) 7,100 4/17/26 (19,285)
Call S&P 500 Index (270) (195,750,000) 7,250 4/17/26 (12,150)
Call S&P 500 Index (140) (98,000,000) 7,000 4/30/26 (80,500)
Call S&P 500 Index (100) (70,000,000) 7,000 5/15/26 (163,000)
Call S&P 500 Index (140) (98,000,000) 7,000 5/15/26 (400,400)
Call S&P 500 Index (75) (52,875,000) 7,050 5/15/26 (80,625)
Call S&P 500 Index (66) (46,860,000) 7,100 5/15/26 (46,200)
Total Options Written (premiums received $21,178,877) (2,351) $(1,633,910,000) $(6,043,158)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
SPXX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,514,707,631 $ – $ – $ 2,514,707,631
Exchange-Traded Funds 12,113,032 – – 12,113,032
Warrants 167 – – 167
Short-Term Investments:
Repurchase Agreements – 17,530,236 – 17,530,236
Investments in Derivatives:
Options Written (6,043,158) – – (6,043,158)
Total $ 2,520,777,672 $ 17,530,236 $ – $ 2,538,307,908